SUBSEQUENT EVENTS (Details Narrative) - USD ($)																							9 Months Ended		12 Months Ended
	Dec. 01, 2021	Nov. 18, 2021	Nov. 15, 2021	Nov. 08, 2021	Oct. 27, 2021	Oct. 19, 2021	Oct. 04, 2021	Sep. 10, 2021	Aug. 30, 2021	Aug. 24, 2021	Aug. 23, 2021	Aug. 05, 2021	Jul. 16, 2021	Jul. 12, 2021	Jul. 07, 2021	Jun. 02, 2021	May 13, 2021	Mar. 24, 2021	Mar. 16, 2021	Mar. 15, 2021	Feb. 19, 2021	Jan. 06, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 18, 2020
Subsequent Event [Line Items]
Debt Instrument, Face Amount																							$ 832,000				$ 100,000
[custom:DebtDiscountAndDebtIssuanceCost-0]																							234,585		$ 282,232	$ 279,214
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																											309
Number of purchased value																							846,801			500,000
Proceeds from issuance of stock value																							$ 390,000		$ 50,000
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted									2,300	3,000	2,500												25,200
Number of purchased share																							41,775
Series B Preferred Stock [Member] | Geneva Roth Remark Holdings, Inc [Member]
Subsequent Event [Line Items]
Number of purchased share												5,375													5,300
Number of purchased value												$ 53,750
Proceeds from issuance of stock value												$ 50,000.00
Common Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued																							71,678
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted		$ 3,375	$ 2,000	$ 30,000		$ 30,000
Conversion of Stock, Shares Issued		35,912	18,033	24,287		20,281
Proceeds from issuance of stock value																			$ 110,000
Subsequent Event [Member] | Purchased Agreement [Member] | Geneva Roth Remark Holdings, Inc [Member]
Subsequent Event [Line Items]
Number of purchased share	4,875				5,375			5,375
Number of purchased value	$ 48,750
Proceeds from issuance of stock value	$ 45,000				$ 50,000			$ 50,000
Subsequent Event [Member] | Senior Secured Promissory Note [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt Issuance Costs, Net						$ 28,000
Subsequent Event [Member] | Senior Secured Promissory Note [Member] | Purchase Agreement [Member] | Mast Hill Fund L.P. [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						444,444.00
Proceeds from Issuance of Senior Long-term Debt						3,650,000.00
[custom:DebtDiscountAndDebtIssuanceCost-0]						40,000
Legal Fees						$ 7,000
Debt Instrument, Interest Rate, Stated Percentage						12.00%
Debt Instrument, Payment Terms						Repayment of all amounts due under the Note shall be tendered on the 12-month anniversary of the Note, though certain amounts are due earlier upon the closing certain designated investments. The Note may be prepaid in whole at any time without prepayment penalty or premium. If the Company fails to meet its obligations under the terms of the Note, the Note shall become immediately due and payable and subject to penalties provided for in the Note. Upon an event of default under the Note, Mast Hill may also convert all amounts due thereunder into shares of the Company’s common stock at a price of $4.00 per share.
Subsequent Event [Member] | Second Warrant [Member] | Security Agreement [Member] | Mast Hill Fund L.P. [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						161,616
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 3.20
Subsequent Event [Member] | First Warrant [Member] | Security Agreement [Member] | Mast Hill Fund L.P. [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						161,616
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 3.20
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted		3,375	2,000				3,300						2,000	1,800		5,300			2,060	4,500
Number of purchased share															4,375		5,375	5,300			7,800	3,800
Subsequent Event [Member] | Series B Preferred Stock [Member] | Purchased Agreement [Member] | Geneva Roth Remark Holdings, Inc [Member]
Subsequent Event [Line Items]
Number of purchased share	48,750				53,750			53,750
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted							18,535												1,758